Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2023
General Information and Reorganization Transactions [Abstract]
Schedule of Financial Assets	Financial assets mandatorily measured at FVPL include the following:
	June 30, 2023	December 31, 2022
	EUR	EUR
Current Assets
US listed equity securities	123,670	-

Schedule of Gains/(Losses) were Recognised in Profit or Loss	During the year, the following gains/(losses) were recognised in profit or loss:
	June 30, 2023	December 31, 2022
	EUR	EUR

Fair value gains/ (losses) on equity investments at FVPL recognised in other gains/ (losses)	27,186	-